As Filed with the Securities and Exchange Commission on January 12, 2001

                     Registration Nos. 333-28339; 811-08239

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

         Pre-Effective Amendment No.                                    [ ]
         Post-Effective Amendment No. 16                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
         Amendment No. 19                                               [X]


                                    ProFunds
               (Exact Name of Registrant as Specified in Charter)

                        7900 Wisconsin Avenue, Suite 300
                            Bethesda, Maryland 20814
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (301) 657-1970

         Michael L. Sapir                             With copy to:
         Chairman                                     William J. Tomko
         PROFUND Advisors LLC                         President
         7900 Wisconsin Avenue, Suite 300             BISYS Fund Services
         Bethesda, Maryland 20814                     3435 Stelzer Road
                                                      Columbus, Ohio 43219

                 (Name and Address of Agent for Service Process)

Approximate  Date  of  Commencement  of  the  Proposed  Public  Offering  of the
Securities:

It is proposed that this filing will become effective:

______  immediately upon filing pursuant to paragraph (b)

______  on (date) pursuant to paragraph (b)

______  60 days after filing pursuant to paragraph (a)(1)

______  on (date) pursuant to paragraph (a)(1)

  X     75 days after filing pursuant to paragraph (a)(2)
______

______  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

______ This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                                EXPLANATORY NOTE

          This Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding one new series of the Registrant. Accordingly, this filing does not relate to the existing series of the Registrant, disclosure of which is hereby incorporated by reference from the following documents (File Nos. 333-28339, 811-08239): (1) the prospectuses and a statement of additional information relating to twenty-four ProFunds, the "ProFunds VP," included in Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on September 1, 2000; (2) the prospectus and statement of additional information relating to four "UltraSector" ProFunds included in Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on July 13, 2000; (3) the prospectus and statement of additional information relating to the 10 "Benchmark" ProFunds and the Money Market ProFund included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2000; (4) the two prospectuses and statements of additional information relating to the 11 "VP" ProFunds included in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on May 1, 2000; (5) the prospectus and statement of additional information relating to the OTC ProFund included in Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, on March 13, 2000; and (6) the definitive prospectus and statement of additional information relating to the 17 "UltraSector" ProFunds filed pursuant to Rule 497 under the Securities Act of 1933, on June 19, 2000 for the prospectus, and on June 21, 2000 for the Statement of Additional Information.

                                                                 March [ ], 2001

                                                                      PROSPECTUS


The ProFunds VP

ProFund VP UltraBull




[Logo]


This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract in which you invest. Please read both prospectuses and retain them for future reference.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                     [Logo]
                                TABLE OF CONTENTS


                                                                        Page

The ProFund VP UltraBull....................................................[  ]
The ProFund VP UltraBull Strategy...........................................[  ]
General Information.........................................................[  ]
Tax Information.............................................................[  ]
ProFunds VP Management......................................................[  ]
Similar Fund Performance....................................................[  ]


















                              ProFund Advisors LLC
                               Investment Advisor

                                                        The ProFund VP UltraBull

The UltraBull VP Objective

The ProFund VP UltraBull (the "UltraBull VP") seeks daily investment results that correspond to twice (200%) the performance of the S&P 500 Composite Stock Price Index(R) ("S&P 500 Index"). If the UltraBull VP is successful in meeting its objective, it should gain approximately twice as much as the S&P 500 Index when the prices of the securities in the S&P 500 Index rise on a given day and should lose approximately twice as much when such prices decline on that day.

Investment Strategy

The investments made by the UltraBull VP and the results achieved by the UltraBull VP at any given time are not expected to be the same as those made by other mutual funds for which ProFund Advisors LLC ("ProFund Advisors"), the investment advisor of the UltraBull VP, acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the UltraBull VP. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the UltraBull VP.

ProFund Advisors uses a "passive" approach to investing, employing quantitative analysis. On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that the UltraBull VP should hold to approximate the performance of its benchmark (200% of the S&P 500 Index). ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The UltraBull VP does not take temporary defensive positions.

The UltraBull VP principally invests in:

 .    A combination of equity securities that in ProFund Advisors' opinion should simulate the movement of the appropriate benchmark index;

 .    Futures contracts on stock indexes, and options on futures contracts; and

 .    Financial  instruments  such as equity caps,  collars,  floors,  swaps, and options on securities and stock indexes.

The UltraBull VP invests in futures contracts on stock indexes, options on futures contracts, and the other financial instruments noted above as a substitute for investing directly in stocks in order to gain exposure to the appropriate benchmark index. The UltraBull VP generally invests in the above instruments to produce economically "leveraged" investment results. Leverage is a way to change small market movements into larger changes in the value of the UltraBull VP's investments.

Investment Risks

Like all investments, investing in the UltraBull VP entails risk. ProFund Advisors cannot guarantee that the UltraBull VP will achieve its objective. As with any mutual fund, the UltraBull VP could lose money, or its performance could trail that of other investment alternatives.

In addition, the UltraBull VP presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment. The UltraBull VP, as described in greater detail below, is subject to market risk and the risks associated with the use of leveraging, among others.

Market Risk - The UltraBull VP is subject to market risks that will affect the value of its shares, including general economic and market conditions, as well as developments that impact specific industries or companies. Shareholders should lose money when the S&P 500 Index declines. The S&P 500 Index is discussed in the next section.

Leverage Risk - The UltraBull VP employs leveraged investment techniques and may borrow money for investment purposes. Leverage is the ability to get a return on a capital base that is larger than the UltraBull VP's investment. Use of leverage can magnify the effects of changes in the value of a fund and makes the fund more volatile. The leveraged investment techniques that the UltraBull VP employs should subject investors in the UltraBull VP to approximately double the potential risk of loss of a conventional index fund that seeks to track the performance of the same underlying index.

Correlation Risk - ProFund Advisors expects that the UltraBull VP will track its benchmark with a high level of correlation. There can be, however, no guarantee that the UltraBull VP will be able to achieve a high level of correlation, since the ability of the UltraBull VP to track its benchmark may be affected by numerous factors. The UltraBull VP may invest in securities or other financial instruments not included in its underlying index. The UltraBull VP may not have investment exposure to all securities in its underlying index or its weighting of investment exposure to such stocks may be different from that of the index. Actual purchases and sales of the shares of the UltraBull VP by insurance company separate accounts may differ from estimated transactions reported to the UltraBull VP by the insurance companies prior to the time the UltraBull VP share prices are calculated. These factors may adversely affect the performance and the correlation of the UltraBull VP with its benchmark. A failure to achieve a high degree of correlation may prevent the UltraBull VP from achieving its investment goal.

Risks of Aggressive Investment Techniques - The UltraBull VP uses investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.

Liquidity Risk - In certain circumstances, such as a disruption of the orderly markets for financial instruments in which the UltraBull VP invests, the UltraBull VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the UltraBull VP from limiting losses or realizing gains.

New Fund Risk - There can be no assurances that an UltraBull VP will grow to an economically viable size, in which case management may determine to liquidate the UltraBull VP at a time that may not be opportune for shareholders.

The UltraBull VP Benchmark Index


 .        The S&P 500 Index is a widely used measure of large U.S.  company stock performance. It consists of the common stocks of 500 major corporations selected for their size and the frequency and ease with which their stocks trade. Standard & Poor's also attempts to assure that the Index reflects the full range and diversity of the American economy. The companies in the S&P 500 account for nearly three-quarters of the value of all U.S. stocks.

Who May Want to Consider an Investment

The UltraBull VP may be appropriate for investors who:

 .        believe  that over the long  term,  the value of the S&P 500 Index will increase, and that by investing with the objective of doubling the Index's daily return, they will achieve superior results over time.
         Investors in the UltraBull VP should understand that since the UltraBull VP seeks to double the daily performance of the S&P 500 Index, it should have twice the volatility of a conventional index fund and twice the potential risk of loss.

 .        are  seeking to match the S&P 500  Index's  daily  return with half the investment required of conventional stock index mutual funds. For example, an investor might invest $100,000 in a conventional S&P 500 Index fund, or that same investor could invest half that amount -- $50,000 -- in the UltraBull VP and target the same daily return.

 .        are  executing  a  strategy  that  relies on frequent buying or selling among stock mutual funds.

The UltraBull VP's Performance

Because the UltraBull VP is newly formed and has no investment track record, it has no performance to compare against other mutual funds or broad measures of securities market performance, such as an index. However, ProFund Advisors' track record in managing a similar mutual fund is discussed under "Similar Fund Performance."

Annual UltraBull VP Operating Expenses

The table below describes the estimated fees and expenses you may pay if you buy and hold shares in the UltraBull VP during its first year of operations. These expenses are reflected in the share price.

Annual Operating Expenses

                                (percentage of average daily net assets)
                                --------------------------------------------
                                Management                     0.75%
                                Fees
                                --------------------------------------------
                                Distribution                   0.25%
                                (12b-1) Fees
                                --------------------------------------------
                                Other Expenses                [0.67%]
                                --------------------------------------------
                                Total Annual Operating        [1.67%]
                                Expenses
                                ----------------------- ---------------------

Expense Example

The following example illustrates the expenses you would incur on a $10,000 investment in the UltraBull VP, and are intended to help you compare the cost of investing in the UltraBull VP compared to other mutual funds. The example assumes that you invest for the time periods shown and redeem all of your shares at the end of each period, that the UltraBull VP earns an annual return of 5% over the periods shown, that you reinvest all dividends and distributions, and that gross operating expenses remain constant. The example does not reflect separate account or insurance contract fees and charges. Because the example is hypothetical and for comparison only, your actual costs will be different.

                                 1 Year               3 Years
                                 ------               -------
UltraBull VP                     $____                $____

                                                                        Strategy

What the UltraBull VP Does

The UltraBull VP:

 .    Seeks  to   provide   investors   with   predictable   investment   returns
     approximating the S&P 500 Index by investing in securities and other financial instruments, such as futures and options on futures.

 .    Uses a mathematical and quantitative approach.

 .    Pursues its objective regardless of market conditions, trends or direction.

 .    Seeks to provide correlation with its benchmark on a daily basis.

What the UltraBull VP Does Not Do

ProFund Advisors does not:

 .    Conduct  conventional  stock  research or analysis or forecast stock market movement in managing the assets of the UltraBull VP.

 .    Invest the assets of the  UltraBull  VP in stocks or  instruments  based on
     ProFund   Advisors'  view  of  the  fundamental   prospects  of  particular
     companies.

 .    Adopt  defensive  positions by investing  in cash or other  instruments  in anticipation of an adverse climate for the UltraBull VP's benchmark index.

 .    Seek to invest to realize dividend income from investments.

In addition, the UltraBull VP does not seek to provide correlation with the S&P 500 Index over a period of time other than daily, such as monthly or annually, since mathematical compounding prevents the UltraBull VP from achieving such results.

Important Concepts

 .    Leverage offers a means of magnifying small market  movements,  up or down, into large changes in an investment's value.

 .    Futures,  or futures  contracts,  are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities, on an agreed-upon date.

 .    Option  contracts  grant one party a right,  for a price,  either to buy or sell a security or futures contract at a fixed sum during a specified period or on a specified day.

Non-Diversification

The UltraBull VP is classified as "non-diversified" under the federal securities laws. It has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of tracking the S&P 500 Index. This would make the performance of the UltraBull VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. Nevertheless, the UltraBull VP intends to invest on a diversified basis.

Portfolio Turnover

ProFund Advisors expects a significant portion of the assets of the UltraBull VP to come from professional money managers and investors who use the UltraBull VP as part of "market timing" investment strategies. These strategies often call for frequent trading of UltraBull VP shares to take advantage of anticipated changes in market conditions. Although ProFund Advisors believes its accounting methodology should minimize the effect on the UltraBull VP of such trading, market timing trading could increase the rate of the UltraBull VP's portfolio turnover, increasing transaction expenses. In addition, while the UltraBull VP does not expect it, large movements of assets into and out of the UltraBull VP may negatively impact its ability to achieve its investment objective or its level of operating expenses.

                                                             General Information

Calculating the UltraBull VP's Share Price


The UltraBull VP calculates daily share prices on the basis of the net asset value of its shares at the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m., Eastern time) every day the NYSE and the Chicago Mercantile Exchange are open for business.

Purchases and redemptions of shares are effected at the net asset value per share next determined after receipt and acceptance of an order. If portfolio investments of the UltraBull VP are traded in markets on days when the UltraBull VP's principal trading market is closed, the UltraBull VP's net asset value may vary on days when investors cannot purchase or redeem shares.

The UltraBull VP values shares by dividing the market value of the assets, less the liabilities, by the number of outstanding shares. The UltraBull VP uses the following methods for arriving at the current market price of investments held by it:

 .    securities listed and traded on exchanges--the  last price the stock traded at on a given day, or if there were no sales, the mean between the closing bid and asked prices;

 .    securities  traded  over-the-counter--NASDAQ-supplied  information  on  the prevailing bid and asked prices;

 .    futures  contracts  and  options on indexes and  securities--the  last sale price prior to the close of regular trading on the NYSE;

 .    options  on  futures   contracts--priced  at  fair  value  determined  with
     reference to established future exchanges;

 .    bonds and  convertible  bonds  generally  are  valued  using a  third-party pricing system; and

 .    short-term debt securities are valued at amortized cost, which approximates market value.

When price quotes are not readily available, securities and other assets are valued at fair value in good faith under procedures established by, and under the general supervision and responsibility of, the Board of Trustees. This procedure incurs the unavoidable risk that the valuation may be higher or lower than the securities might actually command if the UltraBull VP sold them. In the event that a trading halt closes the NYSE or a futures exchange early, portfolio investments may be valued at fair value, or in a manner that is different from the discussion above. See the Statement of Additional Information for more details.

The New York Stock Exchange and the Chicago Mercantile Exchange, a leading market for futures and options, are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Either or both of these Exchanges may close early on the business day before each of these holidays. Either or both of these Exchanges also may close early on the day after Thanksgiving Day and the day before the Christmas holiday.

Purchasing and Redeeming Shares

Shares of the UltraBull VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors. Shares of the UltraBull VP are purchased or redeemed at the net asset value per share next determined after receipt and acceptance of a purchase order or redemption request. The UltraBull VP reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part.

Payment for shares redeemed normally will be made within seven days. The UltraBull VP intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the UltraBull VP to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the UltraBull VP.

The UltraBull VP currently does not foresee any disadvantages to investors if the UltraBull VP served as investment media for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the UltraBull VP served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the UltraBull VP might be required to redeem the investment of one or more of its separate accounts from the UltraBull VP, which might force the UltraBull VP to sell securities at disadvantageous prices.

The UltraBull VP reserves the right to discontinue offering shares at any time. In the event that the UltraBull VP ceases offering its shares, any investments allocated to it may, subject to any necessary regulatory approvals, be invested in another fund managed by ProFund Advisors deemed appropriate by the Board of Trustees.

Distribution of Shares

Under a distribution plan adopted by the Board of Trustees, the UltraBull VP may pay financial intermediaries an annual fee of up to 0.25% of its average daily net assets as reimbursement or compensation for providing or procurring a variety of services relating to the promotion, sale and servicing of shares of the UltraBull VP. Over time, fees paid under the plan will increase the cost of your investment and may cost you more than other types of sales charges.

Tax Information

To comply with regulations under the Internal Revenue Code, the UltraBull VP is required to diversify its investments. Generally, the UltraBull VP will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. or an agency or instrumentality of the U.S. is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the UltraBull VP fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the UltraBull VP at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences also could ensue.

Because you do not own shares in the UltraBull VP directly, generally you are not taxed directly on distributions from the UltraBull VP. However, you may be subject to taxation when you receive distributions from your variable annuity contract or variable life insurance policy. You should refer to the prospectus for your contract or policy for information on the taxes relating to your investment and the tax consequences of any withdrawal of your investment. You may also wish to consult with your own tax advisor about your particular situation, and the tax consequences of your investment under state and local laws.

Reference is made to the prospectus for the separate account and variable insurance contract for information regarding the federal income tax treatment of distributions to the separate account. See the Statement of Additional Information for more information on taxes.

                                                         UltraBull VP Management

Board of Trustees and Officers

The UltraBull VP is a series of ProFunds (the "Trust"), a registered investment company. The Board of Trustees is responsible for the general supervision of all series of the Trust, including the UltraBull VP. The Trust's officers are responsible for day-to-day operations of the UltraBull VP.

Investment Advisor

ProFund Advisors LLC, located at 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814, serves as the investment advisor to the UltraBull VP. Founded in 1997, ProFund Advisors provides investment advisory and/or management services to [ ] other mutual funds not included in this prospectus, totaling approximately $[ ] billion in assets, as of [ ], 2001. ProFund Advisors oversees the investment and reinvestment of the assets of the UltraBull VP and the ProFund family of funds. It receives fees equal to 0.75% of the average daily net assets of the UltraBull VP. ProFund Advisors bears the costs of advisory services.

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC, served as senior vice president of Padco Advisors, Inc., which advised Rydex(R)Funds. In addition, Mr. Sapir practiced law for over 13 years, most recently as a partner in a Washington-based law firm. As an attorney, Mr. Sapir advised and represented mutual funds and other financial institutions. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC, co-founded National Capital Companies, L.L.C., an investment bank, in 1986, and manages its hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Director of Portfolio for ProFund Advisors LLC, has more than 29 years of experience in the commodity futures markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission. He earned his degrees at University of Kentucky. Dr. Seale also holds an appointment as Professor of Finance at George Washington University.

The UltraBull VP is managed by an investment team chaired by Dr. Seale.

Other Service Providers

BISYS Fund Services, located at 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219, acts as the administrator to the UltraBull VP, providing operations, compliance and administrative services. The UltraBull VP pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets in the ProFund family of funds up to $300 million, the fee is 0.15% of average daily net assets, and it declines to 0.05% for average daily net assets of $1 billion or more on an annual basis.

ProFund Advisors also performs client support and administrative services for the UltraBull VP. The UltraBull VP pays a fee equal, on an annual basis, to 0.15% of average daily net assets for these services.

Other Information

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The UltraBull VP is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's does not make any representation regarding the advisability of investing in the UltraBull VP.

(Please see the Statement of Additional Information, which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's).

                                                        Similar Fund Performance

The following table provides information concerning the historical total return performance of the Investor Class shares of the UltraBull ProFund (the "Similar Fund"), another series of the Trust. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the UltraBull VP, and it is currently managed by the same investment team. While the investment objectives, policies and risks of the Similar Fund and the UltraBull VP are similar, the performance of the Similar Fund and the UltraBull VP will vary. The data is provided to illustrate the past performance of ProFund Advisors in managing a substantially similar investment portfolio and does not represent the past performance of the UltraBull VP or the future performance of the UltraBull VP or its investment team. Consequently, potential investors should not consider this performance data as an indication of the future performance of the UltraBull VP or of its investment team.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the estimated operating expenses of the UltraBull VP. Performance would have been lower for the Similar Fund if the expenses of the UltraBull VP were used. In addition, the Similar Fund, unlike the UltraBull VP, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the UltraBull VP serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the UltraBull VP will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the UltraBull VP. Share prices and investment returns will fluctuate reflecting market conditions. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the UltraBull VP.

Average Annual Total Return for the Similar Fund and for its Benchmark Index for Periods Ended December 31, 2000

Similar Fund/Benchmark Index             One Year       Since Inception              Inception Date
----------------------------             --------       ---------------              --------------
UltraBull ProFund#                          [ ]               [ ]                       11/28/97
S&P 500 Index*                              [ ]               [ ]
-------------

#   The  Similar  Fund  performance  information  set forth above  reflects  fee
    waivers   and/or   expense   reimbursements.   Absent  such  waivers  and/or
    reimbursements, Similar Fund performance would have been lower.

*  Excludes dividends.

                                                                    [Back Cover]

You can find more detailed information about the UltraBull VP in its current Statement of Additional Information, dated March [ ], 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this prospectus dated March [ ], 2001. To receive your free copy of a Statement of Additional Information, or if you have questions about the UltraBull VP, write to us at:

ProFunds
P.O. Box 182800
Columbus, OH 43218-2800

or call our toll-free numbers:
(888) PRO-FNDS (888) 776-3637 For Investors
(888) PRO-5717 (888) 776-5717 Financial Professionals Only

or visit our website www.profunds.com.

You can find other information about the UltraBull VP on the SEC's website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the UltraBull VP, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

                           ProFunds Executive Offices
                                  Bethesda, MD


[Logo]

811-08239

                                    PROFUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        7900 WISCONSIN AVENUE, SUITE 300
                            BETHESDA, MARYLAND 20814

                       (888) 776-3637 RETAIL SHAREHOLDERS
                  (888) 776-5717 (FINANCIAL PROFESSIONALS ONLY)

     This Statement of Additional Information describes one series of the ProFunds, the ProFund VP UltraBull (the "UltraBull VP"). The UltraBull VP may be used by professional money managers and investors as part of an asset-allocation or market-timing investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. The UltraBull VP seeks investment results that correspond each day to a specified benchmark. The UltraBull VP may be used independently or in combination with other ProFund series as part of an overall investment strategy. Additional series may be created from time-to-time.

     Shares of the UltraBull VP are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and ProFund Advisors LLC (the "Advisor").

     The UltraBull VP involves special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the UltraBull VP to determine whether an investment in the UltraBull VP is appropriate. Investing in the UltraBull VP alone does not constitute a balanced investment plan. The UltraBull VP is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the investment objective of the UltraBull VP will be achieved.

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, dated March [ ], 2001, as supplemented from time-to-time, which incorporates this Statement of Additional Information by reference. Words or phrases used in the Statement of Additional Information without definition have the same meaning as ascribed to them in the Prospectus. A copy of the Prospectus is available, without charge, upon request to the address above or by telephoning at the telephone numbers above.

    The date of this Statement of Additional Information is March [ ], 2001.

                                TABLE OF CONTENTS

                                                                         PAGE

ProFunds...................................................................[ ]
Investment Policies and Techniques ........................................[ ]
Investment Restrictions....................................................[ ]
Determination of Net Asset Value...........................................[ ]
Portfolio Transactions and Brokerage.......................................[ ]
Management of ProFunds.....................................................[ ]
Costs and Expenses.........................................................[ ]
Organization and Description of Shares of Beneficial Interest..............[ ]
Taxation ..................................................................[ ]
Performance Information ...................................................[ ]
Financial Statements.......................................................[ ]
Appendix -- Description of Securities Ratings .............................[ ]

                                    PROFUNDS

     ProFunds (the "Trust") is an open-end management investment company, and currently comprises [ ] separate series. One of these series, the UltraBull VP, is discussed herein. The UltraBull VP is one among several series of the Trust which is offered to insurance company separate accounts and qualified pension and retirement plans. The UltraBull VP is classified as non-diversified, although it currently intends to operate in a diversified manner. Other similar series may be added in the future.

                       INVESTMENT POLICIES AND TECHNIQUES

GENERAL

     The investment objective of the UltraBull VP is to provide daily investment results that correspond to twice (200%) the performance of the S&P 500 Composite Stock Price Index(R) ("S&P 500 Index"). The UltraBull VP seeks to achieve this correlation on each trading day. Under its investment objective, the UltraBull VP should produce greater gains to investors when the S&P 500 Index rises and greater losses when the S&P 500 Index declines over the corresponding gain or loss of a conventional S&P 500 Index ProFund VP. Reference is made to the Prospectus for a discussion of the investment objective and policies of the UltraBull VP. In addition, set forth below is further information relating to the UltraBull VP. The discussion below supplements and should be read in conjunction with the Prospectus.

     In attempting to achieve its objective, the UltraBull VP expects that a substantial portion of its assets usually will be devoted to employing certain specialized investment techniques. These techniques include engaging in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest income the UltraBull VP pays or receives as the result of the transaction. The UltraBull VP may also invest in shares of individual securities which are expected to track the S&P 500 Index.

     Certain investment restrictions of the UltraBull VP specifically identified as fundamental policies may not be changed without the affirmative vote of at least the majority of the outstanding shares of the UltraBull VP, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). All other investment policies of the UltraBull VP not specified as fundamental (including the investment objective and benchmark of the UltraBull VP) may be changed by the trustees of the UltraBull VP without the approval of shareholders.

     The UltraBull VP may consider changing its benchmark if, for example, the current benchmark becomes unavailable, the UltraBull VP believes the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves its needs, or the financial or economic environment makes it difficult for the Fund's investment results to correspond sufficiently to its current benchmark. If believed appropriate, the UltraBull VP may specify a benchmark for itself that is "leveraged" or proprietary. Of course, there can be no assurance that the UltraBull VP will achieve its objective.

     Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the benchmark. Rather, the Advisor primarily uses statistical and quantitative analysis to determine the investments the UltraBull VP makes and techniques it employs. While the Advisor attempts to minimize any "tracking error" (that statistical measure of the difference between the investment results of the UltraBull VP and the performance of its benchmark), certain factors will tend to cause the UltraBull VP's investment results to vary from a perfect correlation to its benchmark. The UltraBull VP, however, does not expect that its total returns will vary adversely from its respective current benchmark by more than ten percent over the course of a year.
See "Special Considerations."

     It is the policy of the UltraBull VP to pursue its investment objectives of correlating with its benchmark regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

     The investment strategies of the UltraBull VP discussed herein, and as discussed in the Prospectus, may be used by the UltraBull VP if, in the opinion of the Advisor, these strategies will be advantageous to the UltraBull VP. The UltraBull VP is free to reduce or eliminate the UltraBull VP's activity in any of those areas without changing the UltraBull VP's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the UltraBull VP will result in the achievement of the objectives.

FUTURES CONTRACTS AND RELATED OPTIONS

     The UltraBull VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulation requirements. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

     When the UltraBull VP purchases a put or call option on a futures contract, the UltraBull VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the UltraBull VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the UltraBull VP the underlying futures contract for a specified price upon exercise at any time during the option period.

     Whether the UltraBull VP realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the UltraBull VP's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The UltraBull VP may engage in related closing purchase or sale transactions with respect to options on futures contracts by buying an option of the same series as an option previously written by the UltraBull VP, or selling an option of the same series as an option previously purchased by the UltraBull VP. The UltraBull VP will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission.

     When the UltraBull VP purchases or sells a stock index futures contract, or sells an option thereon, the UltraBull VP "covers" its position. To cover its position, the UltraBull VP may enter into an offsetting position or maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position.

     The UltraBull VP may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations promulgated by the Commodity Futures Trading Commission (the "CFTC Regulations") under the Commodity Exchange Act under which the UltraBull VP would be excluded from the definition of a "commodity pool operator." Under Section 4.5 of the CFTC Regulations, the UltraBull VP may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-bona fide hedging positions do not exceed 5% of the liquidation value of the UltraBull VP's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

     The UltraBull VP will cover its position when it writes a futures contract or option on a futures contract. The UltraBull VP may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the UltraBull VP will maintain, in a segregated account, cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. The UltraBull VP may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The UltraBull VP may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

     The UltraBull VP may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the UltraBull VP will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. The UltraBull VP may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option. The UltraBull VP may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the UltraBull VP will maintain in a segregated account cash or high-grade liquid debt securities equal in value to the difference between the strike price of the put and the price of the future. The UltraBull VP may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

     Although the UltraBull VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the UltraBull VP to substantial losses. If trading is not possible, or if the UltraBull VP determines not to close a futures position in anticipation of adverse price movements, the UltraBull VP will be required to make daily cash payments of variation margin. The risk that the UltraBull VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

INDEX OPTIONS

     The UltraBull VP may purchase and write options on stock indexes to create investment exposure consistent its investment objectives, to hedge or limit the exposure of its positions and to create synthetic money market positions. See "Taxation" herein.

     A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the UltraBull VP will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Whether the UltraBull VP will realize a profit or loss by the use of options on stock indexes will depend on movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. The UltraBull VP will not enter into an option position that exposes the UltraBull VP to an obligation to another party, unless the UltraBull VP either (i) owns an offsetting position in securities or other options and/or (ii) maintains with its custodian bank liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The UltraBull VP may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing its investment objectives. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index, or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board Options Exchange (the "CBOE"), the AMEX, and other exchanges ("Exchanges"). Purchased over-the-counter options and the cover for written over-the-counter options will be subject to the 15% limitation on investment in illiquid securities by the UltraBull VP. See "Illiquid Securities."

     Each of the Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the UltraBull VP may buy or sell; however, the Advisor intends to comply with all limitations.

OPTIONS ON SECURITIES

     The UltraBull VP may buy and write (sell) options on securities for the purpose of realizing its investment objectives. By buying a call option, the UltraBull VP has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, the UltraBull VP becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the UltraBull VP has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, the UltraBull VP becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, the UltraBull VP may cover its position by owning the underlying security on which the option is written. Alternatively, the UltraBull VP may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the UltraBull VP or, if higher, by owning such call option and depositing and maintaining in a segregated account cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, the UltraBull VP may cover its position by depositing and maintaining in a segregated account cash or liquid instruments equal in value to the exercise price of the call option written by the UltraBull VP. When the UltraBull VP writes a put option, the UltraBull VP will have and maintain on deposit with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for the UltraBull VP to write call options on stocks held by the UltraBull VP is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     If the UltraBull VP writes an option and wishes to terminate the UltraBull VP's obligation, the UltraBull VP may effect a "closing purchase transaction." The UltraBull VP accomplishes this by buying an option of the same series as the option previously written by the UltraBull VP. The effect of the purchase is that the writer's position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the UltraBull VP which is the holder of an option may liquidate its position by effecting a "closing sale transaction." The UltraBull VP accomplishes this by selling an option of the same series as the option previously purchased by the UltraBull VP. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The UltraBull VP will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the UltraBull VP if the premium, plus commission costs, paid by the UltraBull VP to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the UltraBull VP on the sale of the call or the put option. The UltraBull VP also will realize a gain if a call or put option which the UltraBull VP has written lapses unexercised, because the UltraBull VP would retain the premium.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the UltraBull VP. If an options market were to become unavailable, the UltraBull VP would be unable to realize its profits or limit its losses until the UltraBull VP could exercise options it holds, and the UltraBull VP would remain obligated until options it wrote were exercised or expired. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SWAP AGREEMENTS

     The UltraBull VP may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     Most swap agreements entered into by the UltraBull VP calculate the obligations of the parties to the agreement on a "net basis." Consequently, the UltraBull VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

     The UltraBull VP's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the UltraBull VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the UltraBull VP's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the UltraBull VP illiquid investment limitations. The UltraBull VP will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The UltraBull VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

     The UltraBull VP may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the UltraBull VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The UltraBull VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the UltraBull VP on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the UltraBull VP on the notional amount.

     Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the UltraBull VP receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the UltraBull VP is contractually obligated to make. If the other party to a swap agreement defaults, the UltraBull VP's risk of loss consists of the net amount of payments that the UltraBull VP is contractually entitled to receive, if any. The net amount of the excess, if any, of the UltraBull VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the UltraBull VP's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the UltraBull VP and its Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the UltraBull VP's borrowing restrictions.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the UltraBull VP's transactions in swap agreements.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

AMERICAN DEPOSITORY RECEIPTS

     For many foreign securities, U.S. Dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, the UltraBull VP can avoid currency risks during the settlement period for either purchase or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     The UltraBull VP may invest in both sponsored and unsponsored ADRs. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, and the prices of unsponsored depository receipts may be more volatile than if such instruments were sponsored by the issuer.

U.S. GOVERNMENT SECURITIES

     The UltraBull VP also may invest in U.S. government securities in pursuit of its investment objectives, as "cover" for the investment techniques the UltraBull VP employs, or for liquidity purposes.

     Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of the UltraBull VP's portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of the UltraBull VP's portfolio investments in these securities.

     U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

REPURCHASE AGREEMENTS

     The UltraBull VP may enter into repurchase agreements with financial institutions. Under a repurchase agreement, the UltraBull VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The UltraBull VP follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the UltraBull VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the UltraBull VP could suffer a loss. The UltraBull VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the UltraBull VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the UltraBull VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other liquid assets held by the UltraBull VP, amounts to more than 15% of its total net assets. The investments of the UltraBull VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

CASH RESERVES

     To seek its investment objective as a cash reserve, for liquidity purposes, or as "cover" for positions it has taken, the UltraBull VP may temporarily invest all or part of the UltraBull VP's assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

REVERSE REPURCHASE AGREEMENTS

     The UltraBull VP may use reverse repurchase agreements as part of their investment strategies. Reverse repurchase agreements involve sales by the UltraBull VP of portfolio assets concurrently with an agreement by the UltraBull VP to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the UltraBull VP can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the UltraBull VP will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the UltraBull VP of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the UltraBull VP intends to use the reverse repurchase technique only when it will be to the UltraBull VP's advantage to do so. The UltraBull VP will establish a segregated account with its custodian bank in which the UltraBull VP will maintain cash or liquid instruments equal in value to the UltraBull VP's obligations in respect of reverse repurchase agreements.

BORROWING

     The UltraBull VP may borrow money for cash management purposes or investment purposes. The UltraBull VP may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent the UltraBull VP "covers" its repurchase obligations as described above in "Reverse Repurchase Agreements," such agreement will not be considered to be a "senior security" and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the UltraBull VP. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of the UltraBull VP's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the UltraBull VP will increase more when the UltraBull VP's portfolio assets increase in value and decrease more when the UltraBull VP's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the UltraBull VP might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

     As required by the 1940 Act, the UltraBull VP must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the UltraBull VP's assets should fail to meet this 300% coverage test, the UltraBull VP, within three days (not including Sundays and holidays), will reduce the amount of the UltraBull VP's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. In addition to the foregoing, the UltraBull VP is authorized to borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the UltraBull VP's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The UltraBull VP is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

LENDING OF PORTFOLIO SECURITIES

     The UltraBull VP may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the UltraBull VP and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the UltraBull VP any income accruing thereon, and the UltraBull VP may invest the cash collateral in portfolio securities, thereby earning additional income. The UltraBull VP will not lend more than 33 1/3% of the value of the UltraBull VP's total assets. Loans would be subject to termination by the UltraBull VP on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the UltraBull VP. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. The UltraBull VP may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The UltraBull VP, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the UltraBull VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the UltraBull VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the UltraBull VP's net asset value. The UltraBull VP will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the UltraBull VP's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

     The Trust will also establish a segregated account with the Trust's custodian bank in which the UltraBull VP will maintain liquid instruments equal to or greater in value than the UltraBull VP's purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that the UltraBull VP's net asset value or income will be adversely affected by the UltraBull VP's purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

     The UltraBull VP may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the UltraBull VP invests in, and, thus, is a shareholder of, another investment company, the UltraBull VP's shareholders will indirectly bear the UltraBull VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the UltraBull VP to the UltraBull VP's own investment adviser and the other expenses that the UltraBull VP bears directly in connection with the UltraBull VP's own operations.

ILLIQUID SECURITIES

     While the UltraBull VP anticipates doing so, the UltraBull VP may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the
Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. The UltraBull VP will not invest more than 15% of the UltraBull VP's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the UltraBull VP has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The UltraBull VP may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

     Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the UltraBull VP may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted  securities  is a  question  of  fact  for a  board  of  trustees  to
determine,   such   determination   to  be  based  on  a  consideration  of  the
readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. Trustees of the UltraBull VP have delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by the UltraBull VP to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the UltraBull VP's liquidity.

PORTFOLIO TURNOVER

     The nature of the UltraBull VP will cause the UltraBull VP to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the UltraBull VP. In addition, the UltraBull VP's portfolio turnover level may adversely affect the ability of the UltraBull VP to achieve its investment objective. Because the UltraBull VP's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the UltraBull VP's investors, it is difficult to estimate what the UltraBull VP's actual turnover rate will be in the future. "Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the UltraBull VP invests since such contracts generally have a remaining maturity of less than one year. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for the UltraBull VP is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

     To the extent discussed above and in the prospectus, the UltraBull VP presents certain risks, some of which are further described below.

     TRACKING ERROR. The UltraBull VP does not expect that its returns over a year will deviate adversely from its benchmark by more than ten percent, several factors may affect its ability to achieve this correlation. Among these factors are: (1) the UltraBull VP's expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by the UltraBull VP; (2) less than all of the securities in the benchmark being held by the UltraBull VP and securities not included in the benchmark being held by the UltraBull VP; (3) an imperfect correlation between the performance of instruments held by the UltraBull VP, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) UltraBull VP share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform the UltraBull VP's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements, and (9) early and unanticipated closings of the markets on which the holdings of a UltraBull VP trade, resulting in the inability of the UltraBull VP to execute intended portfolio transactions. While a close correlation of the UltraBull VP to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of the UltraBull VP may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

     LEVERAGE. The UltraBull VP intends to regularly use leveraged investment techniques in pursuing its investment objectives. Utilization of leveraging involves special risks and should be considered to be speculative. Leverage exists when the UltraBull VP achieves the right to a return on a capital base that exceeds the amount the UltraBull VP has invested. Leverage creates the potential for greater gains to shareholders of the UltraBull VP during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the net asset values of the UltraBull VP's shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the UltraBull VP to pay interest which would decrease the UltraBull VP's total return to shareholders. If the UltraBull VP achieves its investment objectives, during adverse market conditions, shareholders should experience a loss of approximately twice the amount they would have incurred had the UltraBull VP not been leveraged.

     NON-DIVERSIFIED STATUS. The UltraBull VP is a "non-diversified" series. The UltraBull VP is considered "non-diversified" because a relatively high percentage of the UltraBull VP's assets may be invested in the securities of a limited number of issuers. The UltraBull VP's portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. The UltraBull VP's classification as a "non-diversified" investment company means that the proportion of the UltraBull VP's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The UltraBull VP, however, intends to seek to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, which imposes diversification requirements on the UltraBull VP that are less restrictive than the requirements applicable to the "diversified" investment companies under the 1940 Act.

                             INVESTMENT RESTRICTIONS

     The UltraBull VP has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a "majority" of the outstanding shares of the UltraBull VP, as that term is defined in the 1940 Act. The term "majority" is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the UltraBull VP are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of the UltraBull VP not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the UltraBull VP.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

     The UltraBull VP may not:

     1. Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities or repurchase agreements with respect thereto).

     2.       Make  investments  for  the  purpose  of  exercising   control  or
              management.

     3. Purchase or sell real estate, except that, to the extent permitted by applicable law, the UltraBull VP may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

     4. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the UltraBull VP may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

     5. Issue senior securities to the extent such issuance would violate applicable law.

     6. Borrow money, except that the UltraBull VP (i) may borrow from banks (as defined in the Investment Company Act of 1940) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The UltraBull VP may not pledge its assets other than to secure such borrowings or, to the extent permitted by the UltraBull VP's investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     7. Underwrite securities of other issuers, except insofar as the UltraBull VP technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     8. Purchase or sell commodities or contracts on commodities, except to the extent the UltraBull VP may do so in accordance with applicable law and the UltraBull VP's Prospectus and Statement of Additional Information, as they may be amended from time to time.

                        DETERMINATION OF NET ASSET VALUE

     The net asset values of the shares of the UltraBull VP are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE and the Chicago Mercantile Exchange ("CME") are open for business.

     To the extent that portfolio securities of the UltraBull VP are traded in other markets on days when the UltraBull VP's principal trading market(s) is closed, the UltraBull VP's net asset value may be affected on days when investors do not have access to the UltraBull VP to purchase or redeem shares. Although the UltraBull VP expect the same holiday schedules to be observed in the future, the exchanges may modify their holiday schedules at any time.

     The net asset value of shares of the UltraBull VP serves as the basis for the purchase and redemption price of its shares. The net asset value per share of the UltraBull VP is calculated by dividing the market value of the UltraBull VP's assets, less all liabilities attributed to the UltraBull VP, by the number of outstanding shares of the UltraBull VP. If market quotations are not readily available, a security will be valued at fair value by the Trustees of the Trust or by the Advisor using methods established or ratified by the Trustees of the Trust.

     The securities in the portfolio of the UltraBull VP, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded on the OTC markets are priced using NASDAQ, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are valued using a third-party pricing system. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market value. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the ProFunds' Board of Trustees.

     The futures contracts maintained by the UltraBull VP are valued at their last sale price prior to the valuation time. Options on futures contracts generally are valued at fair value as determined with reference to established futures exchanges. Options on securities and indices purchased by the UltraBull VP are valued at their last sale price prior to the valuation time or at fair value. In the event of a trading halt that closes the NYSE early, futures contracts will be valued on the basis of settlement prices on futures exchanges, options on futures will be valued at fair value as determined with reference to such settlement prices, and options on securities and indices will be valued at their last sale price prior to the trading halt or at fair value.

     In the event a trading halt closes a futures exchange for a given day and that closure occurs prior to the close of the NYSE on that day, futures positions traded on such exchange and held by the UltraBull VP will be valued on the basis of the day's settlement prices on the futures exchange or fair value.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for the UltraBull VP, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the UltraBull VP may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated to the UltraBull VP and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations to the UltraBull VP and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolio of the UltraBull VP and the other client accounts.

     The policy of the UltraBull VP regarding purchases and sales of securities for the UltraBull VP's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the UltraBull VP's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The UltraBull VP believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the UltraBull VP and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

     Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

     In seeking to implement the UltraBull VP's policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the UltraBull VP or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

     The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit the UltraBull VP directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

                             MANAGEMENT OF PROFUNDS

     The Board of Trustees is responsible for the general supervision of the Trust's business. The day-to-day operations of the ProFunds are the responsibilities of ProFunds' officers. The names and addresses (and ages) of the Trustees of the Trust, the officers of the Trust, and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust; Trustee expenses for interested Trustees will be paid by the Advisor.

TRUSTEES AND OFFICERS OF PROFUNDS

     MICHAEL L. SAPIR* (birthdate: May 19, 1958). Currently: Trustee, Chairman and Chief Executive Officer of ProFunds; Chairman and Chief Executive Officer of the Advisor. Formerly: Principal, Law Offices of Michael L. Sapir; President, Rydex Distributors, Inc.; Senior Vice President, General Counsel, Padco Advisors, Inc.; Partner, Jorden Burt Berenson & Klingensmith. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     LOUIS M. MAYBERG* (birthdate: August 9, 1962). Currently: Trustee and Secretary of ProFunds; President, the Advisor. Formerly: President, Potomac Securities, Inc.; Managing Director, National Capital Companies, LLC. His address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

     MICHAEL C. WACHS (birthdate: October 21, 1961). Currently: Trustee of ProFunds; Vice President, Delancy Investment Group, Inc. Formerly: Vice President/Senior Underwriter, First Union National Bank; Vice President, Vice President/Senior Credit Officer and Vice President/Team Leader, First Union Capital Markets Corp. His address is 1528 Powder Mill Lane, Wynnewood, Pennsylvania 19096.

     RUSSELL S. REYNOLDS, III (birthdate: July 21, 1957). Currently: Trustee of ProFunds; Managing Director, Chief Financial Officer and Secretary, Directorship, Inc. Formerly: President, Quadcom Services, Inc. His address is 7 Stag Lane, Greenwich, Connecticut 06831.

     GARY R. TENKMAN: (birthdate: September 16, 1970): Currently: Treasurer of ProFunds; Vice President - Financial Services, BISYS Fund Services. Formerly:
Audit Manager - Investment Management Services Group, Ernst & Young LLP. His address is 3435 Stelzer Road, Columbus, Ohio 43219.

     *This Trustee is deemed to be an "interested  person" within the meaning of
Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

PROFUNDS TRUSTEE COMPENSATION TABLE

            The following table reflect fees paid to the Trustees for the year ended December 31, 1998.

NAME OF
PERSON:  POSITION                                                 COMPENSATION
-----------------                                                 ------------
Michael L. Sapir, Chairman and Chief Executive Officer            None

Louis M. Mayberg, Trustee, President, Secretary                   None

Russell S. Reynolds, III, Trustee                                 $5,000

Michael C. Wachs, Trustee                                         $3,750

PROFUND ADVISORS LLC

     Under an investment advisory agreement between the UltraBull VP and the Advisor, dated [__________], the UltraBull VP pays the Advisor a fee at an annualized rate, based on its average daily net assets, of 0.75%. The Advisor manages the investment and the reinvestment of the assets of the UltraBull VP, in accordance with the investment objectives, policies, and limitations of the UltraBull VP, subject to the general supervision and control of the Trustees and the officers of the UltraBull VP. The Advisor bears all costs associated with providing these advisory services. The Advisor, from its own resources, including profits from advisory fees received from the UltraBull VP, provided such fees are legitimate and not excessive, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of UltraBull VP shares. The Advisor's address is 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland 20814.

ADMINISTRATION, TRANSFER AGENT, FUND ACCOUNTING AGENT AND CUSTODIAN

     BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as Administrator to the UltraBull VP. The Administrator provides the
UltraBull VP with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the UltraBull VP under Federal and state securities laws. The Administrator also maintains the shareholder account records for the UltraBull VP, distributes dividends and distributions payable by the UltraBull VP, and produces statements with respect to account activity for the UltraBull VP and its shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the UltraBull VP; the UltraBull VP reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the UltraBull VP under the service agreement.

     For its services as Administrator, the UltraBull VP pays BISYS a fee, on a sliding scale, for its administrative services. For average daily net assets in the ProFund family of funds up to $300 million, the fee is 0.15% of average daily net assets, and it declines to 0.05% for average daily net assets of $1 billion or more on an anuual basis. BISYS Funds Services, Inc. ("BFSI"), an affiliate of BISYS, acts as transfer agent and fund accounting agent for the UltraBull VP, for which it receives additional fees. Additionally, the UltraBull VP and BISYS and BFSI have entered into an Omnibus Fee Agreement in which the amount of compensation due and payable to BISYS shall be the greater of (i) the aggregate fee amount due and payable for services pursuant to the Administration, Fund Accounting and Transfer Agency Agreements and (ii) the minimum relationship fee described as specific dollar amounts payable over a period of ten calendar quarters ($________). The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

     The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the UltraBull VP. For these services, the UltraBull VP will pay to the Advisor a fee at the annual rate of 0.15% of its average daily net assets for the UltraBull VP.

     UMB Bank, N.A. acts as custodian to the UltraBull VP. UMB Bank, N.A.'s address is 928 Grand Avenue, Kansas City, Missouri.

ADMINISTRATIVE SERVICES

     The Trust, on behalf of the UltraBull VP, has entered into an administrative services agreement with American Skandia Life Assurance Corporation ("American Skandia") pursuant to which American Skandia will provide administrative services with respect to the UltraBull VP. These services may include, but are not limited to: coordinating matters relating to the operation of American Skandia's separate account with the UltraBull VP, including necessary coordination with other service providers; coordinating the preparation of necessary documents to be submitted to regulatory authorities; providing assistance to variable contract owners who use or intend to use the UltraBull VP as a funding vehicle for their variable contracts; coordinating with the Advisor regarding investment limitations and parameters to which the UltraBull VP is subject; and generally assisting with compliance with applicable regulatory requirements. For these services, the Trust pays American Skandia a quarterly fee equal on an annual basis to [.35%] of the average daily net assets of the UltraBull VP that are invested in the UltraBull VP through American Skandia's separate account.

     From time to time the UltraBull VP and/or the Advisor may enter into arrangements under which certain administrative services may be performed by other insurance companies that purchase shares of the UltraBull VP. These administrative services may include, among other things, the services set forth above, as well as responding to ministerial inquiries concerning the UltraBull VP investment objectives, investment programs, policies and performance, transmitting, on behalf of the UltraBull VP, proxy statements, annual reports, updated prospectuses, and other communications regarding the UltraBull VP, and providing any related services as the UltraBull VP or its investors may reasonably request. Depending on the arrangements, the UltraBull VP and/or the Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. To the extent the UltraBull VP compensates the insurance company for these services, the UltraBull VP will pay the insurance company an annual fee that may vary depending upon the number of investors that utilize the UltraBull VP as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP serves as independent auditors to the UltraBull VP. PricewaterhouseCoopers LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. PricewaterhouseCoopers LLP is located at 100 East Broad Street, Columbus, Ohio 43215.

LEGAL COUNSEL

     Dechert serves as counsel to the UltraBull VP. The firm's address is 1775 Eye Street, N.W., Washington, DC 20006-2401.

DISTRIBUTION PLAN

     Pursuant to a Distribution Plan, the UltraBull VP may reimburse or compensate financial intermediaries from their assets for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the UltraBull VP's shares. It is anticipated that a portion of the amounts paid by the UltraBull VP will be used to defray various costs incurred in connection with the printing and mailing of a prospectus, statement of additional information and any supplements thereto, and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of the Fund's shares. The UltraBull VP also may reimburse or compensate financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the shares of the UltraBull VP.

     The Distribution Plan provides that the Trust, on behalf of the UltraBull VP, will pay annually up to 0.25% of the average daily net assets of the UltraBull VP in respect of activities primarily intended to result in the sale of its shares. Under the terms of the Distribution Plan and related agreements, the UltraBull VP is authorized to make quarterly payments that may be used to reimburse or compensate entities providing distribution and shareholder servicing with respect to the shares of the UltraBull VP for such entities' fees or expenses incurred or paid in that regard.

     The Distribution Plan is of a type known as a "compensation" plan because payments may be made for services rendered to the UltraBull VP regardless of the level of expenditures by the financial intermediaries. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan in connection with their annual consideration of the Distribution Plan's renewal. Expenditures under the Distribution Plan may include, without limitation: (a) the printing and mailing of a UltraBull VP prospectus, statement of additional information and any supplements thereto, and shareholder reports for prospective investors; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the UltraBull VP; (c) holding seminars and sales meetings designed to promote the distribution of the UltraBull VP's shares; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding the investment objectives and policies and other information about the UltraBull VP, including the performance of the UltraBull VP; (e) training sales personnel regarding the UltraBull VP; and (f) financing any other activity that is primarily intended to result in the sale of shares of the UltraBull VP. In addition, a financial intermediary may enter into an agreement with the Trust under which it would be entitled to receive compensation for, among other things, making the UltraBull VP available to its contract owners as a funding vehicle for variable insurance contracts.

     The Distribution Plan and any related agreement that is entered into by the Trust in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Trustees who are not "interested persons" of the Trust and who have no financial interest in the operation of the Distribution Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Distribution Plan or any related agreement, as applicable. In addition, the Distribution Plan and any related agreement may be terminated as to a UltraBull VP at any time, without penalty, by vote of a majority of the outstanding shares of the UltraBull VP or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to 0.25% of average daily net assets annually) that may be spent for distribution of shares of the UltraBull VP without the approval of shareholders of the UltraBull VP.

                               COSTS AND EXPENSES

     The UltraBull VP bears all expenses of its operations other than those assumed by the Advisor or the Administrator. UltraBull VP expenses include: the management fee; administrative and transfer agent fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees' fees and expenses.

          ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

     ProFunds is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware business trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of [ ] separately managed series, one of which is described herein. Other separate series may be added in the future.

     All shares of the UltraBull VP are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting only a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

     Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent of such Trustees. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

     The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust's property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. This risk should be considered remote.

                                    TAXATION

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the UltraBull VP and the purchase, ownership, and disposition of its shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of UltraBull VP shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     The UltraBull VP intends to qualify and elect to be treated each year as a regulated investment company (a "RIC") under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, the UltraBull VP generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the UltraBull VP's assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the UltraBull VP's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

     As a RIC, the UltraBull VP generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the UltraBull VP's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The UltraBull VP intends to distribute substantially all of such income.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the UltraBull VP level. To avoid the tax, the UltraBull VP must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the UltraBull VP intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of a calendar year if it is declared by the UltraBull VP in October, November or December of that year with a record date in such a month and paid by the UltraBull VP during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

MARKET DISCOUNT

     If the UltraBull VP purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount." If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the UltraBull VP in each taxable year in which the UltraBull VP owns an interest in such debt security and receives a principal payment on it. In particular, the UltraBull VP will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the UltraBull VP at a constant rate over the time remaining to the debt security's maturity or, at the election of the UltraBull VP, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT

     Certain debt securities acquired by the UltraBull VP may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the UltraBull VP, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Some debt securities may be purchased by the UltraBull VP at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

     Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the UltraBull VP may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by the UltraBull VP at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Transactions in options, futures and forward contracts undertaken by the UltraBull VP may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the UltraBull VP, and losses realized by the UltraBull VP on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the UltraBull VP may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

     Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the UltraBull VP are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the UltraBull VP, which is taxed as ordinary income when distributed to shareholders. Because application of the straddles rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

     Recently enacted rules may affect the timing and character of gain if the UltraBull VP engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the UltraBull VP enters into certain transactions in property while holding substantially identical property, the UltraBull VP would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the UltraBull VP's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the UltraBull VP's holding period and the application of various loss deferral provisions of the Code.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The UltraBull VP may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the UltraBull VP receives a so-called "excess distribution" with respect to PFIC stock, the UltraBull VP itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the UltraBull VP to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the UltraBull VP held the PFIC shares. The UltraBull VP will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior UltraBull VP taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC, as well as gain from the sale of PFIC shares, are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gains.

     The UltraBull VP may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the UltraBull VP generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the UltraBull VP's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of UltraBull VP shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

BACKUP WITHHOLDING

     The UltraBull VP generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the UltraBull VP with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the UltraBull VP that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

OTHER TAXATION

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

     The UltraBull VP distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, the UltraBull VP may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the UltraBull VP's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the UltraBull VP is required to distribute as dividends to shareholders in order for the UltraBull VP to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and the amount of any undistributed income will be reflected in the value of the UltraBull VP's shares; the total return on a shareholder's investment will not be reduced as a result of the UltraBull VP's distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

                             PERFORMANCE INFORMATION

TOTAL RETURN CALCULATIONS

     From time-to-time, the UltraBull VP may advertise the total return of the UltraBull VP for prior periods. Any such advertisement would include at least average annual total return quotations for one-, five-, and ten-year periods, or for the life of the UltraBull VP. Other total return quotations, aggregate or average, over other time periods for the UltraBull VP also may be included.

     The total return of the UltraBull VP for a particular period represents the increase (or decrease) in the value of a hypothetical investment in the UltraBull VP from the beginning to the end of the period. Total return is calculated by subtracting the value of the initial investment from the ending value and showing the difference as a percentage of the initial investment; this calculation assumes that the initial investment is made at the current net asset value and that all income dividends or capital gains distributions during the period are reinvested in shares of the UltraBull VP at net asset value. Total return is based on historical earnings and asset value fluctuations and is not intended to indicate future performance. No adjustments are made to reflect any income taxes payable by shareholders on dividends and distributions paid by the UltraBull VP.

     Average annual total return quotations for periods of two or more years are computed by finding the average annual compounded rate of return over the period that would equal the initial amount invested to the ending redeemable value.

COMPARISONS OF INVESTMENT PERFORMANCE

     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for the UltraBull VP, comparisons of the performance information of the UltraBull VP for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of the UltraBull VP's investment performance. In particular, performance information for the UltraBull VP may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average.

     In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger's Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. ("Lipper"), or (iii) by other recognized analytical services, may be used in sales literature. The total return of the UltraBull VP also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others. The Lipper ranking and comparison, which may be used by the UltraBull VP in performance reports, will be drawn from the "Capital Appreciation Funds" grouping. In addition, the broad-based Lipper groupings may be used. Further information about the performance of the UltraBull VP will be contained in the UltraBull VP's annual reports to shareholders, which may be obtained without charge by writing to the UltraBull VP at the address or telephoning the UltraBull VP at the telephone number set forth on the cover page of this SAI. However, because the UltraBull VP has no history of investment operations, they have not yet prepared any shareholder reports.

RATING SERVICES

     The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

         Other Information

     The ProFunds VP is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of shares of the UltraBull VP or any member of the public regarding the advisability of investing in securities generally or in the UltraBull VP particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the UltraBull VP. S&P has no obligation to take the needs of the Licensee or the owners of shares of the UltraBull VP into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination or calculation of the equation by which the shares of the UltraBull VP are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the UltraBull VP.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF SHARES OF THE ULTRABULL VP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

     Since the UltraBull VP had not commenced operation as of the date of this Statement of Additional Information, there are no financial statements to include in the Statement of Additional Information.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

                        DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P'S CORPORATE RATINGS:

     AAA-Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA-Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE'S CORPORATE BOND RATINGS:

     AAA-Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

     AA-Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

     AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury ProFund VP.

     AA+, AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

     AAA-Prime-These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

     General Obligation Bonds-In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

     Revenue Bonds-Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

     AA-High Grade-The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P'S MUNICIPAL NOTE RATINGS:

     Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

     Duff  1+-Highest  certainly  of  timely  payment.   Short  term  liquidity,
including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

     Duff 1-Very high certainty of timely +.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or relating supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

     A-Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

     BBB-Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

     BB-Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

     B-Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

     CCC-Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

     CC-Obligations which are highly speculative or which have a high risk of default.

     C-Obligations which are currently in default.

     Notes: "+" or "-".

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE'S COMMERCIAL PAPER RATINGS:

     F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

     A3-Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

     B-Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

     C-Obligations for which there is an inadequate capacity to ensure timely repayment.

     D-Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

     TBW-1-The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2-The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated 'TBW-1'.

     TWB-3-The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TWB-4-The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

     AAA-The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

     AA-The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

     A-The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     BBB-The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

     BB-While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

     B-Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

     CCC-Issues rate "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

     CC-"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

     D-Default

     These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.


                                     Part C
                                Other Information

ITEM 23. Exhibits

         (a)(1)          Certificate of Trust of ProFunds (the "Registrant") (1)
         (a)(2)          First Amended Declaration of Trust of the Registrant (2)
         (a)(3)          Form of Establishment and Designation of Series dated February 18, 1998(5)
         (a)(4)          Form of Establishment and Designation of Series dated February 23, 1999 (5)
         (a)(5)          Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)
         (a)(6)          Form of Establishment and Designation of Three Series (7)
         (a)(7)          Form of Establishment and Designation of Seventeen Series (8)
         (a)(8)          Form of Establishment and Designation of Series (9)
         (a)(9)          Form of Amended Designation of Series (9)
         (a)(10)         Form of Establishment and Designation of Four Series (10)
         (a)(11)         Form of Establishment and Designation of Twenty-four Series (11)

         (a)(12)         Form of Establishment and Designation of One Series

         (b)             By-laws of Registrant (2)
         (c)             Not Applicable
         (d)(1)          Form of Investment Advisory  Agreement (2)
         (d)(2)          Investment Advisory Agreement for Cash Management Portfolio (7)
         (d)(3)          Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)
         (d)(4)          Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)
         (d)(5)          Form of Amended and Restated Investment Advisory Agreement (8)
         (d)(6)          Form of Amended and Restated Investment Advisory Agreement (9)
         (d)(7)          Form of Amended and Restated Investment Advisory Agreement (10)
         (d)(8)          Form of Amended and Restated Investment Advisory Agreement (11)

         (d)(9)          Form of Amended and Restated Investment Advisory Agreement

         (e)             Form of Distribution Agreement and Dealer Agreement (2)
         (f)             Not Applicable
         (g)(1)          Form of Custody Agreement with UMB Bank, N.A. (2)
         (g)(2)          Amendment to Custody Agreement with UMB Bank, N.A. (3)
         (g)(3)          Form of Foreign Custody Manager Delegation Agreement (10)
         (h)(1)          Form of Transfer Agency Agreement (2)
         (h)(2)          Form of Administration Agreement (2)
         (h)(3)          Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company's Registration Statement on Form N-1A
                           (File No. 811-06073) filed with the Commission on April 24, 1996.
         (h)(4)          Form of Fund Accounting Agreement (2)
         (h)(5)(i)       Form of Management Services Agreement (2)
         (h)(5)(ii)      Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)
         (h)(5)(iii)     Form of Amended and Restated Management Services Agreement (4)
         (h)(6)          Form of Shareholder Services Agreement related to Adviser Shares (2)
         (h)(7)          Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)
         (h)(8)          Form of Amendment to Omnibus Fee Agreement (6)
         (h)(9)          Form of Participation Agreement (6)
         (h)(10)         Form of Administrative Services Agreement(6)
         (i)             Opinion and Consent of Counsel to the Registrant (2)
         (j)             Consent of Independent Auditors
         (k)             None
         (l)             Purchase Agreement dated October 10, 1997 between the Registrant and
                          National Capital Group, Inc. (2)
         (m)(1)          Form of Distribution Plan (6)
         (m)(2)          Form of Services Agreement (6)
         (n)(1)          Multiple Class Plan (previously o(1)) (7)
         (n)(2)          Form of Amended and Restated Multi-Class Plan (8)
         (n)(3)          Form of Amended and Restated Multi-Class Plan (9)
         (n)(4)          Form of Amended and Restated Multi-Class Plan (10)
         (n)(5)          Form of Amended and Restated Multi-Class Plan (11)

         (n)(6)          Form of Amended and Restated Multi-Class Plan

         (o)(1)          Power of Attorney of Cash Management Portfolio(previously p(1)) (7)
         (o)(2)          Power of Attorney of ProFunds (previously p(2)) (4)
         (o)(3)          Power of Attorney of ProFunds (9)
         (o)(4)          Power of Attorney of Gary Tenkman (11)
         (p)(1)          Form of Code of Ethics of Registrant (9)
         (p)(2)          Form of Code of Ethics of ProFund Advisors LLC (9)

(1)  Filed with initial registration statement.

(2)  Previously filed on October 29, 1997 as part of Pre-Effective Amendment No.
       3 and incorporated by reference herein.

(3)  Previously filed on February 24, 1998 as part of  Post-Effective  Amendment
      No. 1 and incorporated by reference herein.

(4) Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.

(5) Previously filed on August 4, 1999 as part of Post-Effective Amendment No.6 and incorporated by reference herein.

(6)  Previously filed on October 15, 1999 as part of  Post-Effective  Amendment
       No. 8 and incorporated by reference herein.

(7)  Previously filed on November 15, 1999 as part of Post-Effective Amendment
       No. 9 and incorporated by reference herein.

(8)  Previously filed on December 23, 1999 as part of Post-Effective Amendment
       No. 10 and incorporated by reference herein.

(9) Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.

(10) Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.

(11) Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

         None.

ITEM 25. Indemnification

         The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the "Declaration of Trust"), that permits the Registrant to indemnify
         its  trustees   and  officers   under   certain   circumstances.  Such
         indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

         (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

         (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

         (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

         The   Declaration  of  Trust  of  the   Registrant   provides  that  if
         indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections  of Investment  Advisor

         ProFund Advisors LLC, a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Bankers Trust which serves as investment adviser to the Cash Management Portfolio and each director, officer or partner of Bankers Trust are hereby incorporated by reference to disclosures in Item 28 of BT Institutional Funds (accession # 0000862157-97-00007) as filed on March 17, 1997 with the Securities and Exchange Commission.

ITEM 27. Principal Underwriter

Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of Concord
Financial Group, Inc., all of whose principal business address is set forth above, are:

                           Principal Position and Offices             Position and Offices
Name                       with CFG                                   with Registrant
----                       ------------------------------             --------------------

Lynn J. Magnum              Chairman                                        none

Walter B. Grimm             President                                       none

Dennis Sheehan Sr.          Executive Vice President                        none

Kevin Dell                  Vice President/Secretary/                       none
                            General Counsel

Dale Smith                  Vice President/                                 none
                             Chief Financial Officer

Irimga McKay                Supervising Principal                           none

ITEM 28. Location of Accounts and Records

         All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

         (1) ProFund Advisors LLC, 7900 Wisconsin Avenue, Suite 300, Bethesda, Maryland (records relating to its functions as investment adviser and manager to the portfolios other than the Money Market ProFund);

         (2)      BISYS  Fund  Services,   3435  Stelzer  Road,  Columbus,  Ohio
                  (records relating to the administrator, fund accountant and transfer agent).

         (3) UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

         None.

ITEM 30. Undertakings

         (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

          (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES
                                    PROFUNDS

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on January 12, 2001.

                                            PROFUNDS

                                            /S/ MICHAEL L. SAPIR*
                                            Michael L. Sapir, Chairman
                                            and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                                    Title                              Date
---------                                     -----                              ----

/s/      MICHAEL L. SAPIR*                    Trustee, President                 January 12, 2001
         Michael L. Sapir

/s/      LOUIS MAYBERG*                       Trustee, Secretary                 January 12, 2001
         Louis Mayberg

/s/      RUSSELL S. REYNOLDS, III*            Trustee                            January 12, 2001
         Russell S. Reynolds, III

/s/      MICHAEL WACHS*                       Trustee                            January 12, 2001
         Michael Wachs

/s/      GARY TENKMAN*                        Treasure                           January 12, 2001
          Gary Tenkman



*By: /s/ KEITH T. ROBINSON
     Keith T. Robinson
     as Attorney-in-Fact
     Date:  January 12, 2001

                                   SIGNATURES
                            CASH MANAGEMENT PORTFOLIO

     CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of ProFunds to be signed on its behalf by the undersigned, there unto duly authorized in the City of Baltimore and the State of Maryland on the 12th day of January, 2001.

                                        CASH MANAGEMENT PORTFOLIO


                                       /s/ Amy M. Olmert
                                       Amy M. Olmert, Assistant Secretary of the
                                       Cash Management Portfolio

     This Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of ProFunds has been signed below by the following persons in the capacities and on the date indicated.

Signatures                           Title                           Date
----------                           -----                           -----

/s/  John Y. Keffer*                 President and                  January 12, 2001
     John Y. Keffer                  Chief Executive Officer

/s/  Charles A. Rizzo*               Treasurer and Principal        January 12, 2001
     Charles A. Rizzo                Financial Officer

/s/  Charles P. Biggar*              Trustee                        January 12, 2001
     Charles P. Biggar

/s/  S. Leland Dill*                 Trustee                        January 12, 2001
     S. Leland Dill

/s/  Richard T. Hale*                Trustee                        January 12, 2001
     Richard T. Hale

/s/  Richard J. Herring*             Trustee                        January 12, 2001
     Richard J. Herring

/s/  Bruce E. Langton*               Trustee                        January 12, 2001
     Bruce E. Langton

/s/  Martin J. Gruber*               Trustee                        January 12, 2001
     Martin J. Gruber

/s/  Philip Saunders, Jr.*           Trustee                        January 12, 2001
     Philip Saunders, Jr.

/s/  Harry Van Benschoten*           Trustee                        January 12, 2001
     Harry Van Benschoten

*By: /s/  Amy M. Olmert
     Amy M. Olmert, Assistant Secretary of Cash Management Portfolio
     Attorney-in-Fact

Date:   January 12, 2001


                                  EXHIBIT INDEX



Exhibit           Description

(a)(12)           Form of Establishment and Designation of Series
(d)(9)            Form of Amended and Restated Investment Advisory Agreement
(j)               Consent of Independent Auditors
(n)(6)            Form of Amended and Restated Multiple Class Plan